Note 19 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Note 19 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2013	133,161,231	1.92	15,436
Forfeited	(1,431,734)	1.96
Outstanding as of December 31, 2013	131,729,497	1.92	15,436
Exercised	(1,704,380)	2.09
Forfeited	(2,113,656)	1.92
Modification of the 2012 Options	(45,663,861)	1.90
Outstanding as of December 31, 2014	82,247,600	1.93	10,177
Exercised	(6,754,720)	1.92
Forfeited	(429,328)	1.93
Outstanding as of December 31, 2015	75,063,552	1.93	70,931
Exercisable as of December 31, 2015	67,775,401	1.94	63,801

Schedule of Share-based Compensation Options, Grants in Period Grant Date Fair Value and Intrinsic Value [Table Text Block]
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	—	837	17,399
Total fair value of share options vested	34,362	44,912	38,178

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	39,838,822	6.25	0.006	32,770,447
2012 Options H	1,023,310	6.25	0.006	803,534
2009 Options	6,575,480	2.00	2.30	6,575,480
2008 Options	27,625,940	2.00	1.90	27,625,940
Total	75,063,552			67,775,401

Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions – expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life (years)	5.11	5.61	6.11	6.61	7.11
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Option H3
Stock price per underlying ordinary shares	US$0.46
Weight average assumptions – expected dividend yield	0%
Risk-free interest rate	1.60%
Expected life	4.31
Expected volatility	64.83%

Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option D1	Option D2	Option D3	Option D4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life (years)	3.56	4.06	4.56	5.06
Expected volatility	33.0%	31.9%	32.2%	31.2%

Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Option C1	Option C2	Option C3	Option C4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life (years)	3.86	4.36	4.86	5.36
Expected volatility	28.2%	28.9%	28.0%	27.6%